Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive income [Abstract]
Other comprehensive income
Note 7 – Accumulated other comprehensive income

Accumulated other comprehensive income for the years December 31, 2012 and December 31, 2011:

(In US$ millions)	December 31,	December 31,
	2012	2011
The total balance of accumulated other comprehensive income is made up as follows:
Unrealized gain on marketable securities	206	1
Unrealized gain on foreign exchange	67	54
Actuarial gain/(loss) relating to pension	(30)	(11)
Unrealized gain/ (loss) on interest rate swaps in VIEs	(49)	(49)
Accumulated other comprehensive income	194	(5)

The applicable amount of income taxes associated with each component of other comprehensive income is $0 due to the fact that the items relate to companies domiciled in non-taxable jurisdictions. However, for actuarial loss related to pension, the accumulated applicable amount of income taxes is $8 million ($3 million in 2011) as this item is related to companies domiciled in Norway where the tax rate is 28%.